19. Leases (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2019 BRL (R$)
DisclosureOfLeasesLineItems [Line Items]
Current right of use leases at beginning	R$ 255,917
Non current right of use leases at beginning	656,228
Total right of use leases at beginning	912,145
IFRS adoption	5,370,868	[1]
Additions	957,026
Write-offs	(7,539)
Contractual amendment	(275,921)
Payments	(1,617,677)
Payment (escrow deposit)	(476)
Payment (maintenance reserve)	(6,498)
Interest accrued	502,544
Interest payment	(23,304)
Exchange rate change	241,612
Current right of use leases at ending	1,404,712
Non current right of use leases at ending	4,648,068
Total right of use leases at ending	R$ 6,052,780
Lease Without Purchase Option [Member]
DisclosureOfLeasesLineItems [Line Items]
Weighted average rate (p.a.)	12.92%
Current right of use leases at beginning
Total right of use leases at beginning
IFRS adoption	49,975	[1]
Additions	2,925
Write-offs
Contractual amendment
Payments	(18,085)
Payment (escrow deposit)
Payment (maintenance reserve)
Interest accrued	9,992
Interest payment
Exchange rate change
Current right of use leases at ending	21,781
Non current right of use leases at ending	23,026
Total right of use leases at ending	R$ 44,807
Lease Without Purchase Option [Member] | USD
DisclosureOfLeasesLineItems [Line Items]
Weighted average rate (p.a.)	8.55%
Current right of use leases at beginning
Non current right of use leases at beginning
Total right of use leases at beginning
IFRS adoption	5,540,621	[1]
Additions	954,101
Write-offs	(7,676)
Contractual amendment	(275,921)
Payments	(1,437,957)
Payment (escrow deposit)	(476)
Payment (maintenance reserve)	(6,498)
Interest accrued	469,621
Interest payment
Exchange rate change	223,328
Current right of use leases at ending	1,253,995
Non current right of use leases at ending	4,205,148
Total right of use leases at ending	5,459,143
Total [Member]
DisclosureOfLeasesLineItems [Line Items]
Current right of use leases at beginning
Total right of use leases at beginning
IFRS adoption	49,975	[1]
Additions	2,925
Write-offs
Contractual amendment
Payments	(18,085)
Payment (escrow deposit)
Payment (maintenance reserve)
Interest accrued	9,992
Interest payment
Exchange rate change
Current right of use leases at ending	21,781
Non current right of use leases at ending	23,026
Total right of use leases at ending	44,807
Total [Member] | USD
DisclosureOfLeasesLineItems [Line Items]
Current right of use leases at beginning	255,917
Non current right of use leases at beginning	656,228
Total right of use leases at beginning	912,145
IFRS adoption	5,320,893	[1]
Additions	954,101
Write-offs	(7,539)
Contractual amendment	(275,921)
Payments	(1,599,592)
Payment (escrow deposit)	(476)
Payment (maintenance reserve)	(6,498)
Interest accrued	492,552
Interest payment	(23,304)
Exchange rate change	241,612
Current right of use leases at ending	1,382,931
Non current right of use leases at ending	4,625,042
Total right of use leases at ending	R$ 6,007,973
Lease With Purchase Option [Member] | USD
DisclosureOfLeasesLineItems [Line Items]
Weighted average rate (p.a.)	3.75%
Current right of use leases at beginning	R$ 120,118
Non current right of use leases at beginning	520,542
Total right of use leases at beginning	640,660
IFRS adoption		[1]
Additions
Write-offs	137
Contractual amendment
Payments	(113,362)
Payment (escrow deposit)
Payment (maintenance reserve)
Interest accrued	22,931
Interest payment	(23,304)
Exchange rate change	21,768
Current right of use leases at ending	128,936
Non current right of use leases at ending	419,894
Total right of use leases at ending	R$ 548,830
Operation lease [Member] | USD
DisclosureOfLeasesLineItems [Line Items]
Weighted average rate (p.a.)
Current right of use leases at beginning	R$ 135,799
Non current right of use leases at beginning	135,686
Total right of use leases at beginning	271,485
IFRS adoption	(219,728)	[1]
Additions
Write-offs
Contractual amendment
Payments	(48,273)
Payment (escrow deposit)
Payment (maintenance reserve)
Interest accrued
Interest payment
Exchange rate change	(3,484)
Current right of use leases at ending
Non current right of use leases at ending
Total right of use leases at ending

[1]	Effects related to the adoption of IFRS 16 "Leases" as disclosed in Note 4.26.1.